Bank credit lines, loan facilities and notes - Schedule of Contractual Maturities of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
2025 (remaining)	$ 14,881
2026	529,762
2027	779,762
2028	857,164
2029 and thereafter	1,250,000
Total debt	$ 3,431,569	$ 3,446,450